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April 29, 1998



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  25049


RE: CG Variable Annuity Account II-Group Variable Annuities for Retirement Plans (1933 Act Registration No. 2-32094)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Connecticut General Life Insurance Company, on behalf of its above-captioned separate account (the "Account"), hereby certifies that:

     (1) the form of prospectus that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 41 to the Account's Registration Statement on Form N-4, constituting the most recent amendment to the Account's Registration Statement on Form N-4; and

     (2) the text of Post-Effective Amendment No. 41 to the Account's Registration Statement on Form N-4 was filed electronically via EDGAR with the Securities and Exchange Commission on April 24, 1998.



Sincerely,


CONNECTICUT GENERAL LIFE INSURANCE COMPANY
On behalf of CG Variable Annuity Account II-
Group Variable Annuities for Retirement Plans

By:  /s/ Joseph G. O'Rourke
     ----------------------
     Joseph G. O'Rourke
     Its: Senior Vice President